BUSINESS COMBINATION AND ASSET ACQUISITION (Narrative 4) (Details) - USD ($) $ in Thousands		9 Months Ended	12 Months Ended
	Apr. 15, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Amortization expense of acquired Intangible assets			$ 5,293	$ 318	$ 4,224
Changes in fair value of contingent considerations			13,936		$ 0
Blockchain Alliance Technologies
Business Acquisition [Line Items]
Estimated useful lives	10 years
Total acquisition costs	$ 766
Revenues since acquisition		$ 1,275,097
Net profit since acquisition		24,288
Amortization expense of acquired Intangible assets		4,148
Fair value of the contingent consideration		$ 1,247	1,247
Changes in fair value of contingent considerations			$ 13,936
Internet domain name and brand name | Blockchain Alliance Technologies
Business Acquisition [Line Items]
Estimated useful lives	10 years